Financial Instruments and Concentration - Additional Information (Detail) $ in Thousands, CAD in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Concentration Risk [Line Items]
Canadian denominated cash	$ 31,668	$ 7,568	CAD 0.1	$ 5,602	CAD 3.1
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	76.63%	70.30%
Accounts Receivable [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	78.82%	69.10%